Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable
Schedule of accounts payable

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Vendor payable	74,639,015	84,643,120
Shipping charges payable and others	15,789,367	22,175,305

Total	90,428,382	106,818,425